Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid in Capital [Member]	Contributed Capital Surplus [Member]	Retained (Deficit) Earnings [Member]
Balance at beginning of year at Dec. 31, 2012		24,437,000
Increase (decrease) in Equity [Roll Forward]
Shares issued		(6,035,061)
Balance at end of year at Dec. 31, 2013		30,472,061
Balance at beginning of year at Dec. 31, 2012		$ 244	$ 131,766	$ 149,700	$ (4,016)
Increase (decrease) in Equity [Roll Forward]
Shares issued		61	51,106
Net (loss) income	$ (3,903)				(3,903)
Contributions from shareholder				0
Distributions to shareholders				(18,180)	0
Restricted stock unit expense (income)			$ 663	0
Stock option expense				0
Transfer to contributed surplus			$ 0
Transfer from additional paid in capital				0
Balance at end of year at Dec. 31, 2013	$ 307,441	$ 305	183,535	131,520	(7,919)
Increase (decrease) in Equity [Roll Forward]
Shares issued		(49,649,489)
Balance at end of year at Dec. 31, 2014	80,121,550	80,121,550
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 496	589,557
Net (loss) income	$ 15,995				15,995
Contributions from shareholder				0
Distributions to shareholders				(19,906)	(9,081)
Restricted stock unit expense (income)			$ (229)	0
Stock option expense				0
Transfer to contributed surplus			$ 0
Transfer from additional paid in capital				0
Balance at end of year at Dec. 31, 2014	$ 884,273	$ 801	772,863	111,614	(1,005)
Balance at end of year at Mar. 31, 2015	111,231,678
Balance at beginning of year at Dec. 31, 2014	80,121,550	80,121,550
Increase (decrease) in Equity [Roll Forward]
Shares issued		(92,554,087)
Balance at end of year at Dec. 31, 2015	172,675,637	172,675,637
Balance at beginning of year at Dec. 31, 2014	$ 884,273	$ 801	772,863	111,614	(1,005)
Increase (decrease) in Equity [Roll Forward]
Shares issued		926	433,526
Net (loss) income	(220,839)				(220,839)
Contributions from shareholder				59,746
Distributions to shareholders				0	0
Restricted stock unit expense (income)			92	102
Stock option expense			41	60
Transfer to contributed surplus			(1,207,448)
Transfer from additional paid in capital				1,207,448
Balance at end of year at Dec. 31, 2015	1,158,649	$ 1,727	0	$ 1,378,766	$ (221,844)
Increase (decrease) in Equity [Roll Forward]
Value of vested options in Former Golden Ocean	$ 926		$ 926